Rental Expense and Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitment And Contingencies [Line Items]
Net rental expense	$ 85.3	$ 84.7	$ 97.9
Income from subleases	7.4	8.5	9.8
Minimum net rental commitments under noncancelable operating leases in 2014	61.1
Minimum net rental commitments under noncancelable operating leases in 2015	48.4
Minimum net rental commitments under noncancelable operating leases in 2016	36.4
Minimum net rental commitments under noncancelable operating leases in 2017	28.3
Minimum net rental commitments under noncancelable operating leases in 2018	17.7
Minimum net rental commitments under noncancelable operating leases, thereafter	32.4
Future minimum sublease rentals	31.6
Standby letters of credit and surety bonds outstanding	338
Deposits and collateralized assets	$ 44